UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment |_|; Amendment Number:  _____
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    M.D. Sass Associates, Inc.
Address: 1185 Avenue of the Americas, 18th Floor
         New York, NY, 10036

Form 13 F File Number: 28-12005

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Rosemary Mooney
Title: Vice President & Head of Operations
Phone: (212) 843-8956

Signature, Place, and Date of Signing:

-----------------------------    -----------------------------    --------------
        [Signature]                      [City, State]                 [Date]

Report Type (Check only one.)

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-
   ----------------      -----------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     14,290,081

Form 13F Information Table Value Total:     710,869
                                            (Thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                        FORM 13F INFORMATION TABLE
                                                                         VALUE      SHARES/   SH/
NAME OF ISSUER                          TITLE OF CLASS       CUSIP      (X$1000)   PRN AMT    PRN
--------------                          --------------       -----      --------   -------    ---
AMGEN INC                               COMMON             031162100     11898      215200    SH
BAKER HUGHES INC                        COMMON             057224107     31860      378700    SH
BANK OF AMERICA CORP                    COMMON             060505104     21790      445695    SH
BED BATH & BEYOND INC                   COMMON             075896100     25532      709430    SH
CITIGROUP INC                           COMMON             172967101     25650      500088    SH
COPART INC                              COMMON             217204106     18470      603800    SH
CORNING INC                             COMMON             219350105     24184      946550    SH
DIAMOND OFFSHORE DRILLING               COMMON             25271C102     27767      273400    SH
EDWARDS AG INC                          COMMON             281760108     29702      351300    SH
EXXON MOBIL CORP                        COMMON             30231G102        84        1000    SH
GENERAL ELEC CO                         COMMON             369604103     31165      814125    SH
HARLEY DAVIDSON INC                     COMMON             412822108     13809      231664    SH
HILTON HOTELS CORP                      COMMON             432848109     27748      829050    SH
HOME DEPOT INC                          COMMON             437076102     16289      413950    SH
INTEL CORP                              COMMON             458140100     24350     1025718    SH
J P MORGAN CHASE & CO                   COMMON             46625H100     27843      574675    SH
JOHNSON & JOHNSON                       COMMON             478160104     25328      411036    SH
JOY GLOBAL INC                          COMMON             481165108     32618      559200    SH
MSC INDL DIRECT INC                     COMMON             553530106     31972      581300    SH
METLIFE INC                             COMMON             59156R108     29983      465000    SH
PRICE T ROWE GROUP INC                  COMMON             74144T108     17985      346600    SH
PUBLIC SVC ELEC & GAS CO                PFD 5.05%          744567603        18         200    SH
QUEST DIAGNOSTICS INC                   COMMON             74834L100     24170      467950    SH
ROCKWELL AUTOMATION INC                 COMMON             773903109     27345      393800    SH
SCHLUMBERGER LTD                        COMMON             806857108     21239      250050    SH
SUPERIOR ENERGY SVCS INC                COMMON             868157108     28802      721500    SH
3M CO                                   COMMON             88579Y101     30485      351250    SH
TIME WARNER CABLE INC                   COMMON             88732J108     29268      747200    SH
TRANSOCEAN INC                          COMMON             G90078109     29203      275550    SH
UBS AG                                  COMMON             H89231338     24310      405100    SH

                                        PUT/     INVSTMT      OTHER           VOTING AUTHORITY
NAME OF ISSUER                          CALL     DSCRETN     MANAGERS     SOLE     SHARED     NONE
--------------                          ----     -------     --------    ------    ------     ----
AMGEN INC                                         SOLE                   198300       0       16900
BAKER HUGHES INC                                  SOLE                   350350       0       28350
BANK OF AMERICA CORP                              SOLE                   413545       0       32150
BED BATH & BEYOND INC                             SOLE                   656530       0       52900
CITIGROUP INC                                     SOLE                   463800       0       36288
COPART INC                                        SOLE                   559000       0       44800
CORNING INC                                       SOLE                   875400       0       71150
DIAMOND OFFSHORE DRILLING                         SOLE                   252800       0       20600
EDWARDS AG INC                                    SOLE                   325950       0       25350
EXXON MOBIL CORP                                  SOLE                     1000       0           0
GENERAL ELEC CO                                   SOLE                   753625       0       60500
HARLEY DAVIDSON INC                               SOLE                   219664       0       12000
HILTON HOTELS CORP                                SOLE                   767250       0       61800
HOME DEPOT INC                                    SOLE                   383600       0       30350
INTEL CORP                                        SOLE                   953818       0       71900
J P MORGAN CHASE & CO                             SOLE                   531418       0       43257
JOHNSON & JOHNSON                                 SOLE                   380506       0       30530
JOY GLOBAL INC                                    SOLE                   517200       0       42000
MSC INDL DIRECT INC                               SOLE                   537850       0       43450
METLIFE INC                                       SOLE                   429900       0       35100
PRICE T ROWE GROUP INC                            SOLE                   320900       0       25700
PUBLIC SVC ELEC & GAS CO                          SOLE                      200       0           0
QUEST DIAGNOSTICS INC                             SOLE                   432900       0       35050
ROCKWELL AUTOMATION INC                           SOLE                   365050       0       28750
SCHLUMBERGER LTD                                  SOLE                   235550       0       14500
SUPERIOR ENERGY SVCS INC                          SOLE                   666800       0       54700
3M CO                                             SOLE                   324300       0       26950
TIME WARNER CABLE INC                             SOLE                   692000       0       55200
TRANSOCEAN INC                                    SOLE                   254950       0       20600
UBS AG                                            SOLE                   376300       0       28800

TOTAL VALUE (X$1000):                     710869
TOTAL SHARES PRN/AMT:                   14290081

TOTAL SOLE SHARES/PRN AMT:              13240456
TOTAL SHARED SHARES/PRN AMT:                   0
TOTAL NONE SHARES/PRN AMT:               1049625